Accounts Receivable	6 Months Ended
Jun. 30, 2026
Accounts Receivable [Abstract]
ACCOUNTS RECEIVABLE
13.	ACCOUNTS RECEIVABLE

	As of	As of
	June 30,	December 31,
	2026	2025
	US$’000	US$’000
	(unaudited)	(audited)
Receivable from media and entertainment services	5,892	5,977
Receivable from hotel operations, hospitality and VIP services	1,508	1,135
Total	7,400	7,112